Cover page	Oct. 21, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 21, 2020
Entity Registrant Name	LAM RESEARCH CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	0-12933
Entity Tax Identification Number	94-2634797
Entity Address, Address Line One	4650 Cushing Parkway
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	510
Local Phone Number	572-0200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.001 Per Share
Trading Symbol	LRCX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000707549